UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND





[LOGO]
CB CORE EQUITY FUND

 SEMI-ANNUAL REPORT                                               APRIL 30, 2007
--------------------------------------------------------------------------------










                                                  INVESTMENT ADVISER:
                                                  CB INVESTMENT MANAGERS, LLC


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2007

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Schedule of Investments...................................................     1

Statement of Assets & Liabilities.........................................     7

Statement of Operations...................................................     8

Statement of Changes in Net Assets........................................     9

Financial Highlights......................................................    10

Notes to Financial Statements.............................................    11

Disclosure of Fund Expenses...............................................    17

Approval of Investment Advisory Agreement.................................    19
--------------------------------------------------------------------------------





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 800-637-6884; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

21.1%  Financials
15.3%  Information Technology
13.7%  Industrials
12.1%  Health Care
11.8%  Energy
10.9%  Consumer Discretionary
 5.8%  Consumer Staples
 4.0%  Utilities
 2.5%  Materials
 1.8%  Short-Term Investment
 1.0%  Telecommunication Services

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK -- 98.6%
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                           --------   --------
BASIC MATERIALS -- 2.5%
CHEMICALS -- 1.2%
   Praxair.............................................    10,680   $   689,394
                                                                    -----------
METALS -- 1.3%
   Freeport-McMoRan Copper & Gold......................     1,936       130,042
   Nucor...............................................     9,280       588,909
                                                                    -----------
                                                                        718,951
                                                                    -----------
   Total Basic Materials...............................               1,408,345
                                                                    -----------
CONSUMER MERCHANDISE -- 4.2%
RETAIL - APPAREL -- 1.4%
   Nordstrom...........................................    14,080       773,274
                                                                    -----------
RETAIL - GENERAL MERCHANDISE -- 1.8%
   Target..............................................    17,304     1,027,338
                                                                    -----------
RETAIL - SPECIALTY -- 1.0%
   Lowe's..............................................    17,840       545,190
                                                                    -----------
   Total Consumer Merchandise..........................               2,345,802
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                           --------   --------

CONSUMER NON-DURABLES -- 7.9%
APPAREL -- 2.1%
   Nike, Cl B..........................................    21,600   $ 1,163,376
                                                                    -----------
BEVERAGES - SOFT -- 2.1%
   PepsiCo.............................................    17,642     1,165,960
                                                                    -----------
CONSUMER PRODUCTS -- 1.3%
   Procter & Gamble....................................    11,087       713,005
                                                                    -----------
FOODS -- 2.4%
   Archer-Daniels-Midland..............................    34,740     1,344,438
                                                                    -----------
   Total Consumer Non-Durables.........................               4,386,779
                                                                    -----------
CONSUMER SERVICES -- 7.4%
CONSULTING SERVICES -- 2.7%
   Accenture, Cl A.....................................    38,500     1,505,350
                                                                    -----------
LODGING/HOTELS/GAMING -- 0.8%
   Choice Hotels International.........................    12,075       454,503
                                                                    -----------
MEDIA -- 1.3%
   News, Cl A..........................................    31,456       704,300
                                                                    -----------
RESTAURANTS -- 2.6%
   Starbucks*..........................................    45,000     1,395,900
                                                                    -----------
   Total Consumer Services.............................               4,060,053
                                                                    -----------
ENERGY -- 11.9%
OIL EQUIPMENT & SERVICE -- 6.4%
   BJ Services.........................................    38,000     1,089,080
   Nabors Industries*..................................    21,930       704,392
   Spectra Energy......................................    10,525       274,702
   Tidewater...........................................    23,000     1,453,830
                                                                    -----------
                                                                      3,522,004
                                                                    -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                           --------   --------
ENERGY -- CONTINUED
OIL EXPLORATION & PRODUCTION -- 2.4%
   Noble Energy........................................    22,495   $ 1,322,931
                                                                    -----------
OIL INTEGRATED -- 3.1%
   Chevron.............................................     8,194       637,411
   ConocoPhillips......................................    15,378     1,066,465
                                                                    -----------
                                                                      1,703,876
                                                                    -----------
   Total Energy........................................               6,548,811
                                                                    -----------
FINANCIAL SERVICES -- 21.1%
BANKS -- 5.8%
   REGIONAL -- 1.6%
   Zions Bancorporation................................    11,140       911,252
                                                                    -----------
   SUPER REGIONAL -- 4.2%
   Bank of America.....................................    15,950       811,855
   Wachovia............................................    10,622       589,946
   Wells Fargo.........................................    25,440       913,041
                                                                    -----------
                                                                      2,314,842
                                                                    -----------
FINANCIAL MISCELLANEOUS -- 9.7%
   CREDIT CARD -- 3.4%
   American Express....................................    16,993     1,030,965
   Capital One Financial...............................    11,245       835,054
                                                                    -----------
                                                                      1,866,019
                                                                    -----------
   DIVERSIFIED -- 4.5%
   Citigroup...........................................    45,983     2,465,609
                                                                    -----------
   INVESTMENT BANKERS/BROKERS -- 1.8%
   Goldman Sachs Group.................................     4,710     1,029,653
                                                                    -----------
                                                                      5,361,281
                                                                    -----------
INSURANCE -- 5.6%
   LIFE INSURANCE -- 1.9%
   Lincoln National....................................    14,745     1,049,107
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                           --------   --------
FINANCIAL SERVICES -- CONTINUED
   MULTI-LINE INSURANCE -- 3.7%
   Hartford Financial Services Group...................     6,480   $   655,776
   Metlife.............................................    20,800     1,366,560
                                                                    -----------
                                                                      2,022,336
                                                                    -----------
                                                                      3,071,443
                                                                    -----------
   Total Financial Services............................              11,658,818
                                                                    -----------
HEALTHCARE -- 12.2%
MEDICAL PRODUCTS -- 5.8%
   INSTRUMENTS -- 2.0%
   Medtronic...........................................    21,490     1,137,466
                                                                    -----------
   PRODUCTS -- 3.8%
   Amgen*..............................................    11,600       744,024
   Stryker*............................................    20,544     1,334,127
                                                                    -----------
                                                                      2,078,151
                                                                    -----------
                                                                      3,215,617
                                                                    -----------
PHARMACEUTICALS -- 6.4%
   Abbott Laboratories.................................    16,340       925,171
   AstraZeneca ADR.....................................    15,365       834,473
   Pfizer..............................................    15,165       401,266
   Schering-Plough.....................................    27,275       865,436
   Wyeth...............................................     8,440       468,420
                                                                    -----------
                                                                      3,494,766
                                                                    -----------
   Total Healthcare....................................               6,710,383
                                                                    -----------
INDUSTRIAL -- 13.8%
AEROSPACE/DEFENSE -- 2.2%
   Lockheed Martin.....................................    12,675     1,218,575
                                                                    -----------
ENGINES -- 2.8%
   Cummins.............................................    16,790     1,547,366
                                                                    -----------
MACHINERY -- 1.3%
   Caterpillar.........................................    10,100       733,462
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                           --------   --------
INDUSTRIAL -- CONTINUED
MANUFACTURING -- 5.5%
   General Electric....................................    29,903   $ 1,102,225
   Parker Hannifin.....................................    20,775     1,914,208
                                                                    -----------
                                                                      3,016,433
                                                                    -----------
TRANSPORTATION -- 2.0%
   FedEx...............................................    10,200     1,075,488
                                                                    -----------
   Total Industrial....................................               7,591,324
                                                                    -----------
TECHNOLOGY -- 12.6%
COMPUTER HARDWARE -- 1.4%
   Apple*..............................................     7,570       755,486
                                                                    -----------
COMPUTER SOFTWARE -- 4.4%
   Autodesk*...........................................    10,620       438,287
   Cognizant Technology Solutions, Cl A*...............    15,800     1,412,520
   Microsoft...........................................    19,223       575,537
                                                                    -----------
                                                                      2,426,344
                                                                    -----------
TELECOMMUNICATIONS -- 6.8%
   TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 1.9%
   Corning*............................................    44,440     1,054,117
                                                                    -----------
   WIRELESS EQUIPMENT -- 4.9%
   Harris..............................................    28,745     1,476,055
   Motorola............................................    38,915       674,397
   Qualcomm............................................    12,985       568,743
                                                                    -----------
                                                                      2,719,195
                                                                    -----------
                                                                      3,773,312
                                                                    -----------
   Total Technology....................................               6,955,142
                                                                    -----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                           --------   --------

UTILITIES - ELECTRIC & GAS -- 4.0%
   Duke Energy.........................................    21,050   $   431,946
   Exelon..............................................    12,800       965,248
   PPL.................................................    19,195       837,094
                                                                    -----------
   Total Utilities - Electric & Gas....................               2,234,288
                                                                    -----------
UTILITIES - TELEPHONE -- 1.0%
   Alltel..............................................     8,440       529,103
                                                                    -----------
   Total Utilities - Telephone.........................                 529,103
                                                                    -----------
   TOTAL COMMON STOCK(Cost $41,503,055)................              54,428,848
                                                                    -----------
--------------------------------------------------------------------------------
 SHORT TERM INVESTMENT -- 1.8%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund, 4.970%**
     (Cost $978,807) ..................................   978,807       978,807
                                                                    -----------
TOTAL INVESTMENTS -- 100.4%
   (Cost $42,481,862)..................................             $55,407,655
                                                                    ===========
      PERCENTAGES ARE BASED ON NET ASSETS OF $55,190,963.
   *  NON-INCOME PRODUCING SECURITY.
  **  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007.
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

ASSETS:
Investments at Value (Cost $42,481,862) ......................     $55,407,655
Receivable for Investment Securities Sold ....................       1,182,940
Dividends Receivable .........................................          34,580
Receivable for Capital Shares Sold ...........................           6,300
Prepaid Expenses .............................................           1,304
                                                                   -----------
   TOTAL ASSETS ..............................................      56,632,779
                                                                   -----------
LIABILITIES:
Payable for Investment Securities Purchased ..................       1,161,257
Payable for Capital Shares Redeemed ..........................         210,070
Payable due to Investment Adviser ............................          22,154
Payable due to Administrator .................................           9,076
Payable due to Chief Compliance Officer ......................           2,584
Payable due to Trustees ......................................           1,924
Accrued expenses .............................................          34,751
                                                                   -----------
   TOTAL LIABILITIES .........................................       1,441,816
                                                                   -----------
NET ASSETS                                                         $55,190,963
                                                                   ===========
NET ASSETS CONSIST OF:
Paid-in-Capital ..............................................     $40,310,028
Distributions in Excess of Net Investment Income .............         (22,848)
Accumulated Net Realized Gain on Investments .................       1,977,990
Net Unrealized Appreciation on Investments ...................      12,925,793
                                                                   -----------
NET ASSETS                                                         $55,190,963
                                                                   ===========
Outstanding Shares of Beneficial Interest
  (unlimited authorization -- no par value) ..................       3,968,948
                                                                   -----------
NET ASSET VALUE, Offering and Redemption Price Per Share .....     $     13.91
                                                                   ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ....................................................      $  484,175
                                                                    ----------
EXPENSES
Investment Advisory Fees .....................................         222,140
Administration Fees ..........................................          55,536
Chief Compliance Officer Fees ................................           4,678
Trustees' Fees ...............................................           4,023
Professional Fees ............................................          25,293
Transfer Agent Fees ..........................................          14,623
Printing Fees ................................................          12,099
Custodian Fees ...............................................           4,263
Registration and Filing Fees .................................             574
Insurance and Other Fees .....................................           3,408
                                                                    ----------
   TOTAL EXPENSES                                                      346,637
Less: Investment Advisory Fee Waiver .........................         (85,620)
                                                                    ----------
NET EXPENSES .................................................         261,017
                                                                    ----------
NET INVESTMENT INCOME ........................................         223,158
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS .............................       1,978,071
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS .........       2,028,110
                                                                    ----------
NET GAIN ON INVESTMENTS ......................................       4,006,181
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      $4,229,339
                                                                    ==========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           NOVEMBER 1, 2006      YEAR ENDED
                                                           TO APRIL 30, 2007     OCTOBER 31,
                                                              (UNAUDITED)          2006
                                                           -----------------     -----------

OPERATIONS:
   Net Investment Income ................................... $   223,158        $   415,627
   Net Realized Gain on Investments ........................   1,978,071          1,357,004
   Net Change in Unrealized Appreciation
     on Investments ........................................   2,028,110          2,520,377
                                                             -----------        -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .......................................   4,229,339          4,293,008
                                                             -----------        -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...................................    (260,180)          (403,077)
   Net Realized Gain .......................................  (1,356,873)        (1,965,477)
                                                             -----------        -----------
     TOTAL DIVIDENDS AND DISTRIBUTIONS .....................  (1,617,053)        (2,368,554)
                                                             -----------        -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..................................................   3,765,055          9,049,271
   Reinvestment of Distributions ...........................   1,301,143          1,844,809
   Redeemed ................................................  (9,806,857)        (5,849,914)
                                                             -----------        -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ............................  (4,740,659)         5,044,166
                                                             -----------        -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ...............  (2,128,373)         6,968,620
                                                             -----------        -----------
NET ASSETS:
   Beginning of Period .....................................  57,319,336         50,350,716
                                                             -----------        -----------
   End of Period (including distributions in excess of net
     investment income/undistributed net investment
     income of $(22,848) and $14,174, respectively) ........ $55,190,963        $57,319,336
                                                             ===========        ===========

SHARE TRANSACTIONS:
   Issued ..................................................     282,443            690,101
   Reinvestment of Distributions ...........................      97,942            142,623
   Redeemed ................................................    (732,992)          (446,703)
                                                             -----------        -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ...............................    (352,607)           386,021
                                                             ===========        ===========





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   SELECTED PER SHARE DATA & RATIOS
                                                                      FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                 NOVEMBER 1,     YEAR         YEAR           YEAR      MAY 20, 2003*
                                                   2006 TO       ENDED        ENDED          ENDED          TO
                                               APRIL 30, 2007  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,
                                                 (UNAUDITED)      2006         2005          2004          2003
                                               --------------  -----------  -----------   -----------  -----------

Net Asset Value,
   Beginning of Period .....................      $ 13.26        $ 12.79      $ 12.25       $ 11.54     $ 10.00
                                                  -------        -------      -------       -------     -------
Income from Operations
   Net Investment Income ...................         0.05(1)        0.10(1)      0.09**(1)     0.04        0.02
   Net Realized and   Unrealized Gain ......         0.98           0.97         1.34          0.72        1.54
                                                  -------        -------      -------       -------     -------
   Total from Operations....................         1.03           1.07         1.43          0.76        1.56
                                                  -------        -------      -------       -------     -------
Dividends and Distributions:
   Net Investment Income....................        (0.06)         (0.10)       (0.09)        (0.05)      (0.02)
   Net Realized Gain........................        (0.32)         (0.50)       (0.80)           --          --
                                                  -------        -------      -------       -------     -------
Total Dividends and Distributions ..........        (0.38)         (0.60)       (0.89)        (0.05)      (0.02)
                                                  -------        -------      -------       -------     -------
Net Asset Value,
  End of Period ............................      $ 13.91        $ 13.26      $ 12.79       $ 12.25     $ 11.54
                                                  =======        =======      =======       =======     =======
TOTAL RETURN+...............................         7.94%          8.46%       12.01%         6.57%      15.57%
                                                  =======        =======      =======       =======     =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets,
  End of Period
  (Thousands) ..............................      $55,191        $57,319      $50,351       $44,294     $37,886
Ratio of Expenses
  to Average Net Assets ....................         0.94%++        0.94%        0.94%         0.94%       0.94%++
Ratio of Expenses
  to Average Net Assets
  (excluding waivers) ......................         1.25%++        1.26%        1.26%         1.26%       1.60%++
Ratio of Net Investment Income
  to Average Net Assets ....................         0.80%++        0.77%        0.70%**       0.35%       0.51%++
Portfolio Turnover Rate ....................           29%            34%          39%           88%         31%

*   COMMENCEMENT OF OPERATIONS.
** NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.03 AND 0.25%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT CORP. IN NOVEMBER 2004.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
++  ANNUALIZED
(1) PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE SHARES OUTSTANDING. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the CB Core Equity Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S. companies with market capitalizations of more than $1 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

Effective March 7, 2007, the CB Core Equity Fund is closed to investments by new and existing shareholders, other than additional investments by shareholders currently enrolled in automatic investment programs or through retirement accounts.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2007

--------------------------------------------------------------------------------
     agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2007

--------------------------------------------------------------------------------
     capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ("the Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrativeservices at an annual rate of 0.20% of the Fund's average daily net assets. The minimum fee is $100,000, and shall be increased by $15,000 for each additional class after the first class.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor received no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by CB Investment Managers, LLC (the "Adviser"). During the six months ended April 30, 2007, the Fund paid $1,233 to third parties for such services.

Citigroup Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2007

--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fee and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 0.94% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the period ended April 30, 2007, the Fund made purchases of $15,247,220 and sales of $16,438,012 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income(loss) and net realized gain(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income(loss), accumulated net realized gain(loss) or paid-in capital as appropriate, in the period that the differences arise.

The tax character of all dividends paid during the years ended October 31, 2006 and 2005, was as follows:

                         ORDINARY          LONG-TERM
                          INCOME          CAPITAL GAIN          TOTAL
                         ---------        ------------       ----------
2006                      $439,893          $1,928,661       $2,368,554
2005                       346,756           2,881,873        3,228,629

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2007

--------------------------------------------------------------------------------
As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                                  $    25,441
Undistributed Long-Term Capital Gain                             1,356,792
Unrealized Appreciation                                         10,897,683
Other Temporary Differences                                        (11,267)
                                                               -----------
Total Distributable Earnings                                   $12,268,649
                                                               ===========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Fund at April 30, 2007, were as follows:

             FEDERAL TAX       APPRECIATED      DEPRECIATED     NET UNREALIZED
                COST           SECURITIES       SECURITIES       APPRECIATION
             -----------       -----------      ----------       ------------
             $42,481,862       $13,710,308      $(784,515)        $12,925,793

8. OTHER:

At April 30, 2007, 98% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2007

--------------------------------------------------------------------------------
of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

  You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2007

--------------------------------------------------------------------------------
  make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                            BEGINNING       ENDING                  EXPENSES
                             ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                              VALUE         VALUE       EXPENSE      DURING
                            11/01/06       04/30/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00     $1,079.40        0.94%      $4.85
HYPOTHETICAL 5% RETURN      1,000.00      1,020.13        0.94        4.71
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 20-21, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser reviewed the Fund's investment strategy and the Adviser's investment philosophy with respect to the Fund. The representatives also discussed the recent departure of the Fund's portfolio manager and the experience and background of the new portfolio manager. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on the effect of the Fund's bias towards growth stocks and the recent underperformance of growth stocks compared to value stocks. Based on this information, the Board concluded that, although the Fund underperformed its benchmark during the most recent fiscal year, the Fund had committed sufficient resources to manage the Fund and that the adjustments to the management style had resulted in the Fund's favorable recent performance, and the Board was overall satisfied with the investment results that the Adviser had been able to achieve for the Fund.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, the fee waivers that the Adviser had made over the period, and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Fund. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations and appeared reasonable in light of the services rendered and was comparable to those of similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Fund.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                               CB CORE EQUITY FUND
                                  P.O. Box 446
                               Portland, ME 04112
                                 1-800-637-6884

                                    ADVISER:
                           CB Investment Managers, LLC
                              300 West Vine Street
                               Lexington, KY 40507

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund described.


CBT-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.